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                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 29, 2007
                     to the Prospectus dated July 31, 2006,
              as supplemented September 22, 2006, December 18, 2006
                                and April 3, 2007

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."
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                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 29, 2007
         to the Statement of Additional Information dated July 31, 2006 as supplemented August 1, 2006, September 20, 2006, December 18, 2006,
                      February 28, 2007 and March 23, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 20 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items (these are expenses that are not anticipated to arise from the Portfolio's day-to-day operations); or items designated as such by the Portfolio's Board;
(vii) expenses related to a merger or reorganization, as approved by the Portfolio's Board; and (viii) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.22%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."